Additional information on the consolidated statements of income (loss) - Disclosure of other gains, net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Additional Information On Consolidated Statements Of Income (Loss) [Abstract]
Change in fair value of financial assets at fair value through profit and loss	$ (13,156)	$ 16,848
Net gain on dilution of investments in associates	4,842	3,604
Net gain on acquisition of investments	0	48
Net loss on disposal of an associate	(7,437)	0
Net loss on deemed disposal of an associate	(3,057)	0
Impairment of investments in associates	(64,771)	(2,361)
Expected credit loss and write-off of other investments	(37,209)	0
Other	635	0
Other (losses) gains, net	$ (120,153)	$ (15,557)